Schedule of Income by Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States	$ (10,046)	$ (33,827)
Foreign	(81)	65
Loss before income taxes	$ (10,127)	$ (33,762)